Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments [Abstract]
2017	$ 60,314
2018	208,651
2019	291,490
2020	22,879
2021	48,479
2022- thereafter	113,836
Total	$ 745,649	$ 671,690